Summary of Material Accounting Policies (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Summary of Material Accounting Policies [Line Items]
Loss after income tax	$ 14,378,454	$ 1,839,709
Cash flows from used in operating activities	(2,588,886)	(802,732)
Working capital deficit	17,388,215		$ 13,787,072
Cash on hand	$ 149,480	$ 149,480	$ 1,259,242